Shareholders' Equity (Details) - AJAX I [Member] - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Business combination description	In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 10% of the sum of all ordinary shares issued and outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination.	In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 10% of the sum of all ordinary shares issued and outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination.
Ownership percentage	10.00%
Preferred stock, shares outstanding.	0	0
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights	Holders of Class A ordinary shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.
Ordinary stock, shares, outstanding	18,487,578	0
Ordinary stock, shares, issued	18,487,578	0
Shares subject to possible redemption	62,011,512	80,499,090
Temporary equity per value (in Dollars per share)		$ 10.00
Net tangible asset (in Dollars)		$ 5,000,001
Temporary equity aggregate amount (in Dollars)		$ 805,244,565
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights	Holders of the Class B ordinary shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.
Ordinary stock, shares, outstanding	8,944,343	8,944,343
Ordinary stock, shares, issued	8,944,343	8,944,343